Restricted financial assets (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Restricted Financial Assets [Line Items]
Pledged mortgage loans that could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements	$ 7.2	$ 7.5
Existing liabilities in relation to the Emergency Liquidity Assistance facility against the SNB		44.9
Liabilities against Swiss central mortgage institutions and US Federal Home Loan Banks, and for existing covered bond issuances	$ 48.4	$ 45.5